Discontinued Operations (Details) - Schedule of Discontinued Operations in the Consolidated Balance Sheets - Discontinued Operations [Member] ¥ in Thousands	Aug. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 127,239
Restricted cash	18,740
Accounts receivable, net of allowance RMB 109	5,409
Amounts due from related parties, net of allowance of RMB 60	4,977
Other receivables, deposits and other assets, net of allowance of RMB 103	31,872
Inventories	4,297
Total current assets	192,534
Restricted cash - non current	1,400
Property and equipment, net	24,219	[1]
Intangible assets, net	33,055	[2]
Goodwill, net	218,070
Long-term investments, net	3,338
Deferred tax assets, net	166
Operating lease right-of-use assets – non current	59,438
Other non-current assets, net of allowance of RMB 109	5,824
Total non-current assets	345,510
TOTAL ASSETS	538,044
Current liabilities
Accounts payable	10,712
Amounts due to related parties	67,192
Accrued expenses and other current liabilities	46,637
Income tax payable	10,907
Contract liabilities	113,066
Refund liabilities	7,443
Operating lease liabilities – current	20,542
Total current liabilities	276,499
Non-current portion of contract liabilities	1,145
Deferred tax liabilities, net	7,338
Operating lease liabilities – non current	61,987
Total non-current liabilities	70,470
TOTAL LIABILITIES	¥ 346,969

[1]	For the years ended August 31, 2022, 2023 and 2024, depreciation expenses were RMB 2,679, RMB 5,405 and RMB 2,978, respectively.
[2]	Intangible assets consist of trademarks and brand names, core curriculum and non-compete agreements, with amortaizion periods of 10 years, 10 years and 6-8 years, respectively. For the years ended August 31, 2022, 2023 and 2024, amortization expenses for the intangible assets were RMB 12,622, RMB 10,575 and RMB 7,128, respectively.